Taxes on Income (Details) - Schedule of reconciliation of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of theoretical tax expense [Abstract]
Income before taxes on income, as reported in the statements of operations	$ 5,842	$ 5,523	$ 5,572
Theoretical tax expense	1,344	1,270	1,281
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(796)	(651)	(772)
Theoretical tax expense net of tax benefits	548	619	509
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	52	44	44
Changes in valuation allowance	(152)	(212)	(106)
Other	11	7	(9)
Taxes on income for the reported years:	459	458	438
* As follows:
Taxable in Israel	5,135	4,039	4,751
Taxable outside Israel	707	1,484	821
Total	$ 5,842	$ 5,523	$ 5,572